Q3 ALL-SEASON ACTIVE ROTATION ETF
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.2%	Shares	Value
Equity - 68.9%
Fidelity MSCI Utilities Index ETF	219,051	$ 10,759,785
Health Care Select Sector SPDR Fund	64,325	10,111,890
iShares MSCI Global Gold Miners ETF	320,852	10,360,311
Schwab U.S. REIT ETF	472,366	10,670,748
Vanguard Mid-Cap Value ETF	61,288	10,075,134
Vanguard Small-Cap Value ETF	48,308	9,586,723
		51,204,280
Specialty - 4.0%
Invesco CurrencyShares Japanese Yen Trust (a)	47,246	2,989,727

Fixed Income - 4.0%
iShares 20+ Year Treasury Bond ETF	10,175	981,786
iShares Broad USD High Yield Corporate Bond ETF	27,114	1,010,810
Janus Henderson AAA CLO ETF	19,322	983,683
		2,976,279
Alternative - 4.3%
NYLI Merger Arbitrage ETF	97,462	3,189,931

Commodity - 18.0%
iShares MSCI Global Gold Miners ETF	320,852	10,360,311
SPDR Gold MiniShares Trust ETF (a)	61,300	3,039,867
		13,400,178

Investments at Value - 99.2% (Cost $71,973,573)		$ 73,760,395

Other Assets in Excess of Liabilities - 0.8%		582,709

Net Assets - 100.0%		$ 74,343,104

(a)	Non-income producing security.